Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts					$ 1.4	$ 1.9
Advertising costs included in prepaid expenses and other assets					8.3	5.0
Expenses related to advertising costs					83.7	79.9	87.4
Estimated residual values, percentage					15.00%
Amounts of tax included on a gross basis	$ 36.1	$ 34.1	$ 67.5	$ 66.6	$ 133.6	$ 129.4	$ 110.0
Revenue attributable to North American guests					82.00%	83.00%	83.00%
Anti-dilutive securities excluded from earnings per share, per share value	6,728,789		6,325,138